COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9%
	ADVERTISING & MARKETING - 1.3%
36,000	Interpublic Group of Companies, Inc. (The)	$1,212,840

	APPAREL & TEXTILE PRODUCTS - 1.2%
9,000	Ralph Lauren Corporation(a)	1,116,720

	ASSET MANAGEMENT - 5.1%
3,100	Ameriprise Financial, Inc.	805,504
2,400	BlackRock, Inc.	2,104,896
20,000	Charles Schwab Corporation (The)	1,477,000
25,000	Kennedy-Wilson Holdings, Inc.	496,000
		4,883,400
	AUTOMOTIVE - 3.2%
24,000	Dana, Inc.	651,120
14,600	General Motors Company(a)	865,926
3,400	Lear Corporation	657,424
20,000	Methode Electronics, Inc.	967,600
		3,142,070
	BANKING - 8.2%
18,000	Bank of America Corporation	763,020
16,000	Comerica, Inc.	1,255,840
22,600	Financial Institutions, Inc.	726,138
13,000	JPMorgan Chase & Company	2,135,120
45,000	KeyCorporation	1,036,800
5,500	PNC Financial Services Group, Inc. (The)	1,070,740
40,000	Regions Financial Corporation	936,400
		7,924,058
	BEVERAGES - 0.5%
500	Boston Beer Company, Inc. (The), Class A(a)	529,080

	BIOTECH & PHARMA - 0.3%
3,500	Horizon Therapeutics plc(a)	320,810

	CABLE & SATELLITE - 1.7%
20,000	Comcast Corporation, Class A	1,146,800

COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9% (Continued)
	CABLE & SATELLITE - 1.7% (Continued)
35,000	Liberty Latin America Ltd., Class A(a)	$499,450
		1,646,250
	CHEMICALS - 1.6%
12,600	Dow, Inc.	862,092
7,400	Sensient Technologies Corporation	641,950
		1,504,042
	COMMERCIAL SUPPORT SERVICES - 0.8%
18,700	Heidrick & Struggles International, Inc.	804,848

	CONSTRUCTION MATERIALS - 3.3%
3,600	Carlisle Companies, Inc.	692,352
7,200	Eagle Materials, Inc. (a)	1,056,672
14,000	Owens Corning	1,493,100
		3,242,124
	DIVERSIFIED INDUSTRIALS - 1.5%
5,000	Honeywell International, Inc.	1,154,550
4,700	Pentair plc	324,159
		1,478,709
	E-COMMERCE DISCRETIONARY - 1.7%
500	Amazon.com, Inc.(a)	1,611,535

	ELECTRICAL EQUIPMENT - 0.8%
4,000	Trane Technologies plc	745,600

	ENTERTAINMENT CONTENT - 1.9%
10,000	Walt Disney Company (The) (a)	1,786,500

	FOOD - 1.2%
40,000	Phibro Animal Health Corporation, Class A	1,127,600

	HEALTH CARE FACILITIES & SERVICES - 3.1%
3,500	AmerisourceBergen Corporation	401,590
8,000	Ensign Group, Inc. (The)	665,600
5,000	HCA Healthcare, Inc.	1,073,950

COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
4,800	Universal Health Services, Inc., Class B	$766,224
		2,907,364
	HOME CONSTRUCTION - 1.4%
55,000	Beazer Homes USA, Inc.(a)	1,309,550

	HOUSEHOLD PRODUCTS - 2.1%
120,000	Coty, Inc., Class A(a)	1,069,200
35,000	elf Beauty, Inc.(a)	980,000
		2,049,200
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
22,000	Mueller Industries, Inc.	1,021,460

	INDUSTRIAL SUPPORT SERVICES - 0.9%
2,600	United Rentals, Inc.(a)	868,296

	INFRASTRUCTURE REIT - 1.2%
6,000	Crown Castle International Corporation	1,137,000

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
44,000	Jefferies Financial Group, Inc.	1,413,720

	INSURANCE - 1.8%
9,000	CNA Financial Corporation	430,290
13,900	MetLife, Inc.	908,504
6,000	Principal Financial Group, Inc.	392,340
		1,731,134
	INTERNET MEDIA & SERVICES - 5.3%
1,600	Alphabet, Inc., Class A(a)	3,770,960
4,200	Facebook, Inc., Class A(a)	1,380,666
		5,151,626
	LEISURE FACILITIES & SERVICES - 3.8%
7,500	Brinker International, Inc. (a)	460,875
6,500	Darden Restaurants, Inc.	930,995
30,000	Hilton Grand Vacations, Inc.(a)	1,371,900

COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9% (Continued)
	LEISURE FACILITIES & SERVICES - 3.8% (Continued)
8,600	Starbucks Corporation	$979,368
		3,743,138
	LEISURE PRODUCTS - 1.0%
8,000	Thor Industries, Inc.	984,000

	MACHINERY - 2.3%
6,000	Caterpillar, Inc.	1,446,480
2,200	Deere & Company	794,420
		2,240,900
	MEDICAL EQUIPMENT & DEVICES - 3.0%
6,000	Abbott Laboratories	699,900
5,600	Agilent Technologies, Inc.	773,528
9,000	Hill-Rom Holdings, Inc.	1,001,520
500	Intuitive Surgical, Inc.(a)	421,090
		2,896,038
	OIL & GAS PRODUCERS - 3.5%
11,000	Chevron Corporation	1,141,690
26,000	Exxon Mobil Corporation	1,517,620
29,700	Williams Companies, Inc. (The)	782,298
		3,441,608
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
88,000	Archrock, Inc.	809,600
60,000	ProPetro Holding Corporation(a)	596,400
		1,406,000
	PUBLISHING & BROADCASTING - 1.5%
30,000	News Corporation, Class A	809,700
34,300	TEGNA, Inc.	665,077
		1,474,777
	RENEWABLE ENERGY - 0.9%
27,300	Green Plains, Inc.(a)	870,597

	RETAIL - CONSUMER STAPLES - 0.8%
14,000	Walgreens Boots Alliance, Inc.	737,240

COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9% (Continued)
	RETAIL - DISCRETIONARY - 2.7%
3,000	Lithia Motors, Inc., Class A	$1,055,970
5,000	Lowe's Companies, Inc.	974,150
3,000	Tractor Supply Company	545,100
		2,575,220
	RETAIL REIT - 1.4%
10,000	Realty Income Corporation	684,000
5,000	Simon Property Group, Inc.	642,450
		1,326,450
	SELF-STORAGE REIT - 1.4%
5,000	Public Storage	1,412,400

	SEMICONDUCTORS - 3.6%
26,000	Axcelis Technologies, Inc.(a)	1,077,440
2,700	Broadcom, Inc.	1,275,291
6,000	Qorvo, Inc.(a)	1,096,320
		3,449,051
	SOFTWARE - 7.5%
23,800	Avaya Holdings Corporation(a)	682,584
24,000	Microsoft Corporation	5,992,320
24,000	Xperi Holding Corporation	514,080
		7,188,984
	SPECIALTY FINANCE - 0.7%
6,000	Discover Financial Services	703,560

	TECHNOLOGY HARDWARE - 7.6%
28,000	Apple, Inc.	3,489,080
29,000	Benchmark Electronics, Inc.	897,550
25,000	Cisco Systems, Inc.	1,322,500
35,000	Corning, Inc.	1,527,050
		7,236,180
	TECHNOLOGY SERVICES - 5.2%
80,000	Conduent, Inc.(a)	606,400
12,000	MAXIMUS, Inc.	1,112,040
4,500	PayPal Holdings, Inc.(a)	1,170,090

COPLEY INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 107.9% (Continued)
	TECHNOLOGY SERVICES - 5.2% (Continued)
15,000	Perficient, Inc.(a)	$1,073,850
12,000	Sykes Enterprises, Inc.(a)	503,040
2,600	Visa, Inc., Class A	590,980
		5,056,400
	TELECOMMUNICATIONS - 1.0%
70,000	Lumen Technologies, Inc.	968,800

	TOBACCO & CANNABIS - 1.9%
12,000	Philip Morris International, Inc.	1,157,160
15,000	Turning Point Brands, Inc.	641,550
		1,798,710
	TRANSPORTATION & LOGISTICS - 2.5%
36,000	Costamare, Inc.	386,280
12,900	CSX Corporation	1,291,548
2,200	FedEx Corporation	692,582
		2,370,410
	WHOLESALE - CONSUMER STAPLES - 1.4%
16,000	Bunge Ltd.	1,389,120

	TOTAL COMMON STOCKS (Cost $83,776,981)	103,935,119

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
785,598	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $785,598)(b)	785,598

	TOTAL INVESTMENTS - 108.7% (Cost $84,562,579)	$104,720,717
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(8,354,021)
	NET ASSETS - 100.0%	$96,366,696

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.